Consolidated Statement Of Stockholders' Equity (USD $)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Accumulated Deficit [Member] USD ($)	Noncontrolling Interests [Member] USD ($)	Temporary Equity [Member] USD ($)	Class A Preferred Shares [Member]	Total USD ($)
Equity balance at Dec. 31, 2010	$ 963	$ 86,912,521	$ (27,276,993)	$ 84,502			$ 59,720,993
Common stock, shares balance at Dec. 31, 2010	96,284
Contributions from partners and members		27,731,352		7,618,823			35,350,175
Distributions from partners and members		(6,340,674)	(419,175)	(175,963)			(6,935,812)
Net loss			(3,420,926)	(377,330)			(3,798,256)
Equity balance at Dec. 31, 2011	963	108,303,199	(31,117,094)	7,150,032			84,337,100
Common stock, shares balance at Dec. 31, 2011	96,284						96,284
Contributions from partners and members		(3,730,765)		(74,022)			(3,804,787)
Distributions from partners and members		(4,209,324)		(253,574)			(4,462,898)
Net loss			(6,842,526)	(572,300)	(1,136,434)		(7,414,826)
Recapitalization of Feldman Mall Properties	34,073	(9,926,465)		10,181,733			289,341
Recapitalization of Feldman Mall Properties, shares	3,407,309
Recapitalization costs		(867,671)					(867,671)
Transfer of stock and units to temporary equity		(37,696,104)			37,696,104		(37,696,104)
Transfer of stock and units to temporary equity, shares						173,326
Accretion of preferred stock and preferred units		(375,482)			375,482		(375,482)
Redemption of noncontrolling interests	529	(1,668,771)		(5,989,258)			(7,657,500)
Redemption of noncontrolling interests, shares	52,868
Private placement	1,783	2,673,217					2,675,000
Private placement, shares	178,333
Shares issued for acquisition	9,403	14,093,940			9,268,000		14,103,343
Shares issued for acquisition, shares	940,241					100,000
Distributions to shareholders	423	(496,822)					(496,399)
Distributions to shareholders, shares	42,340
Equity balance at Dec. 31, 2012	$ 47,174	$ 73,560,482	$ (37,959,620)	$ 10,590,655	$ 46,203,152		$ 46,238,691
Preferred stock, shares balance at Dec. 31, 2012						273,326
Common stock, shares balance at Dec. 31, 2012	4,717,375						4,717,375